Fair Value - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Available for sale investments (Note 8)	$ 0	$ 1,954
Investments in equity (Note 8)	57,948	46,804
Liabilities:
Equity securities, FV-NI, cost	3,500
Fair Value, Recurring
ASSETS
Available for sale investments (Note 8)		1,954
Investments in equity (Note 8)	54,448	46,804
Total assets	54,448	48,758
Liabilities:
Total liabilities		2,411
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair Value, Recurring
Liabilities:
Derivative instruments		2,411
Level 1 | Fair Value, Recurring
ASSETS
Available for sale investments (Note 8)		1,954
Investments in equity (Note 8)	0	0
Total assets	0	1,954
Liabilities:
Total liabilities		0
Level 1 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair Value, Recurring
Liabilities:
Derivative instruments		0
Level 2 | Fair Value, Recurring
ASSETS
Available for sale investments (Note 8)		0
Investments in equity (Note 8)	0	0
Total assets	0	0
Liabilities:
Total liabilities		2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Liabilities:
Derivative instruments	0	2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair Value, Recurring
Liabilities:
Derivative instruments		2,411
Level 3 | Fair Value, Recurring
ASSETS
Available for sale investments (Note 8)		0
Investments in equity (Note 8)	0	0
Total assets	0	0
Liabilities:
Total liabilities		0
Level 3 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair Value, Recurring
Liabilities:
Derivative instruments		0
Other | Fair Value, Recurring
ASSETS
Available for sale investments (Note 8)		0
Investments in equity (Note 8)	54,448	46,804
Total assets	$ 54,448	46,804
Liabilities:
Total liabilities		0
Other | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments | Fair Value, Recurring
Liabilities:
Derivative instruments		$ 0